Divestiture	12 Months Ended
Apr. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Divestiture

NOTE 4	DIVESTITURE
On December 31, 2015, we sold our U.S. canned milk brands and operations to Eagle Family Foods Group LLC, a subsidiary of funds affiliated with Kelso & Company. The transaction included canned milk products that were primarily sold in U.S. retail and foodservice channels under the Eagle Brand® and Magnolia® brands, along with other branded and private label trade names, with annual net sales of approximately $200.0. Our manufacturing facilities in El Paso, Texas, and Seneca, Missouri, were included in the transaction, but our canned milk business in Canada was excluded from the divestiture.
The operating results for this business were primarily included in the U.S. Retail Consumer Foods segment prior to the sale on
December 31, 2015. We received proceeds from the divestiture of $193.7, which were net of transaction costs and a working capital adjustment. Upon completion of the transaction, we recognized a pre-tax gain of $25.3 in 2016.